Long-term investments (Tables)	6 Months Ended
Mar. 31, 2026
Long-term investments, net
Schedule of long-term investments
	As of	As of
	March 31,	September 30,
Equity investment accounted for using the equity method	2026	2025
	(unaudited)	(audited)
Equity investment at cost	$40,913,370	$40,913,370
Accumulated losses from equity method investment	(919,017)	(308,681)
Long-term investments, net	$39,994,353	$40,604,689

Schedule of movement of equity investment
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance, beginning of the period	$40,604,689	-
Investment in Ynong International Group Limited	-	40,913,370
Loss from equity method investment	(610,336)	(308,681)
Balance, end of the period	$39,994,353	$40,604,689

Schedule of financial information of the investee
Amount
(USD)
Total assets	$108,232,534
Total liabilities	$689,789
Total equity	$108,232,534
Total revenue	-
Total expenses	$(1,088,405)
Total net loss	$(1,088,405)